Organization and Business Description (Details) - Schedule of Unaudited Balance Sheet - VIE [Member] - USD ($)	Dec. 10, 2021	Jun. 30, 2021
CURRENT ASSETS
Cash	$ 41,912	$ 2,891
Accounts receivable	173,550
Prepaid expenses and other current assets	2,024	7,061
TOTAL CURRENT ASSETS	217,486	9,952
Other noncurrent assets	2,411	1,452
TOTAL ASSETS	219,897	11,404
CURRENT LIABILITIES
Accrued expenses and other current liabilities	427,395	566,158
TOTAL CURRENT LIABILITIES	427,395	566,158
TOTAL LIABILITIES	$ 427,395	$ 566,158